Derivative Instruments and Hedge Activities - Summary of Company's Interest Rate Derivative and Offsetting Positions (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative assets fair value	$ 3,913	$ 4,317
Net amount presented in the Consolidated Statements of Financial Condition	3,913	4,317
Gross amounts not offset in the Consolidated Statements of Financial Condition
Collateral posted	(2,949)	(4,317)
Net credit exposure	287
Derivative liabilities fair value	1,190	559
Net amount presented in the Consolidated Statements of Financial Condition	1,190	559
Net credit exposure	$ 11	$ 559